Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2012
Software and website costs [Member]
Schedule of property and equipment useful life
Estimated useful life	3 years
Computers and office equipment [Member]
Schedule of property and equipment useful life
Estimated useful life	5 years
Furniture and fixtures [Member]
Schedule of property and equipment useful life
Estimated useful life	7 years
Leasehold improvements [Member]
Schedule of property and equipment useful life
Estimated useful life	Shorter of estimated useful life or remaining lease term